Annual Total Returns - iShares Russell 1000 Large-Cap Index Fund (Investor A, Institutional) [BarChart] - Investor A Shares and Institutional Shares - iShares Russell 1000 Large-Cap Index Fund - Investor A Shares
Apr. 29, 2021
Bar Chart Table:
Annual Return 2012	16.18%
Annual Return 2013	32.35%
Annual Return 2014	12.79%
Annual Return 2015	0.56%
Annual Return 2016	11.61%
Annual Return 2017	21.16%
Annual Return 2018	(5.15%)
Annual Return 2019	30.98%
Annual Return 2020	20.45%